Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Current liabilities
Trade payables	$ 2,350	$ 1,774	$ 1,720
Value added and payroll taxes and social security	390	323	204
Rebates, chargebacks, returns and other revenue accruals	4,772	4,410	4,043
Clinical trial accruals	699	736	993
Other accruals	3,905	4,026	3,951
Collaboration revenue contract liabilities	12	28	92
Vaccine contract liabilities	1,616
Deferred government grant income	253
Contingent consideration	647	897	867
Other payables	1,141	1,793	971
Total	15,785	13,987	12,841
Contract liabilities within rebates, chargebacks, returns and other accruals	77	97		$ 126
Non-current liabilities
Accruals	56	34	7
Collaboration revenue contract liabilities	38	50	78
Contingent consideration	2,676	3,242	4,239
Other payables	1,017	819	608
Total	6,084	6,291	6,770
Trade payables
Trade payables, supply chain financing programme	248	492	166
Acerta Pharma
Non-current liabilities
Other payables	2,297	2,146	1,838
Amortised cost of the option liability	2,297	2,146	1,838
US
Current liabilities
Provision for contract with customer liability	3,126	3,385	3,266
Daiichi Sankyo
Current liabilities
Other payables	146	795	0
Non-current liabilities
Other payables	100	241	0
Contract Revenue
Current liabilities
Contract liabilities	101
Other Revenue
Current liabilities
Contract liabilities	73
Collaboration Revenue
Current liabilities
Contract liabilities	28
DS-1062
Current liabilities
Other payables	324	0	0
Non-current liabilities
Other payables	$ 323	$ 0	$ 0